Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation

12. Stock-Based Compensation

On April 17, 2023, the Company’s board of directors adopted an equity incentive plan, and the plan was approved by the stockholders on September 27, 2023 (the “2023 Equity Incentive Plan”). An aggregate of 4,000,000 shares of Class A Common Stock are reserved and may be issued under the 2023 Equity Incentive Plan, provided that until such time as certain milestones are achieved the aggregate number of shares of Class A Common Stock that may be issued pursuant to the 2023 Equity Incentive Plan will be 2,500,000 shares. On May 28, 2025, stockholders approved the removal of the milestone requirement resulting in an aggregate of 4,000,000 shares of Class A Common Stock that may be issued under the 2023 Equity Incentive Plan.

As of December 31, 2025 there were options to acquire 2,260,934 shares of Class A Common Stock outstanding under the 2023 Equity Incentive Plan. The Company initially values options at fair value on the grant date. For awards with periodic vesting, the Company recognizes the related expense on a straight-line basis over the requisite service period for the entire award, which generally vest based on continued service over four years and expire ten years from the date of grant, subject to periodic adjustments to ensure that the cumulative amount of expense recognized through the end of any reporting period is at least equal to the portion of the grant date value of the award that has vested through that date. Certain stock options granted in 2023 and 2024 under the 2023 Equity Incentive Plan have a certain percentage that are exercisable at any time following the date of grant and then vest based on continuous service over three years and expire ten years from the date of grant. Certain stock options granted in 2025 under the 2023 Equity Incentive Plan vest on May 1, 2026.

The Company uses the Black-Scholes option model to estimate the fair value of stock options. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of options granted in 2025 and 2024:

	2025	2024
Expected volatility	76.0% - 86.3%	66.0% - 75.3%
Expected dividend yield	-	-
Expected life (years)	5.2 - 6.1	6.1-6.3
Risk-free rate	3.7% - 4.4%	3.9% - 4.4%

The following table summarizes the Company’s stock option activity for the year ended December 31, 2025:

	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	2,214,769	$2.38
Granted	348,280	$1.11
Forfeited	(302,115)	$2.41
Outstanding at December 31, 2025	2,260,934	$2.18	8.2	$-
Exercisable and vested at December 31, 2025	1,447,542	$2.38	7.9	$-

The aggregate intrinsic value of stock options vested during the years ended December 31, 2025 and 2024 is zero because the fair value of the underlying Class A Common Stock was less than the exercise price for all options as of each date.

The stock-based compensation expense related to option grants was $620 and $562 for the years ended December 31, 2025 and 2024, respectively.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2025 and 2024 was $0.78 and $2.41, respectively. The aggregate grant-date fair value of options that vested during the year ended December 31, 2025 and 2024 was $2.04 and $1.64, respectively.

As of December 31, 2025, stock-based compensation related to unvested option awards of $1,124 remains unamortized, which is expected to be recognized over a weighted-average period of 1.97 years.

Employee Stock Purchase Plan

In September 2023, the Company established an employee stock purchase plan under which eligible employees may direct the Company to withhold up to 15% of their gross pay to purchase shares of Class A Common Stock at a price equal to 85% of the lower of the offering date stock price or exercise date stock price. During the years ended December 31, 2025 and 2024, there were 208,001 and 32,758 shares of Class A Common Stock purchased respectively, representing $184 and $63, respectively in contributions made by employees, under the employee stock purchase plan. The stock-based compensation expense associated with the employee stock purchase plan was $37 for the year ended December 31, 2025.

Total stock-based compensation expense associated with stock options and the employee stock purchase plan was classified as follows on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024:

	2025	2024
Research and development expense	$303	$165
Sales and marketing expense	19	11
General and administrative expense	335	386
Total stock-based compensation expenses	$657	$562